BORROWINGS - US$450 MILLION CONVERTIBLE BOND (Details) $ / shares in Units, R in Millions				12 Months Ended
	Sep. 19, 2018 USD ($)	Sep. 11, 2018 USD ($)	Sep. 19, 2017 USD ($) $ / shares	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 09, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Accrued interest and unwinding of amortised cost				R 538.3	R 251.8	R 141.4
Balance at beginning of period				25,649.5	8,973.8
Loans raised	$ 500,000,000			17,130.2	69,593.8	17,280.5
Loans repaid				21,231.5	55,719.5	11,834.7
Interest charge				1,572.5	2,091.9	427.5
Unwinding of amortised cost				538.3	251.8	141.4
Gain on foreign exchange differences				(1,169.1)	(292.4)	(219.6)
Balance at end of period				24,504.7	25,649.5	R 8,973.8
Balance at beginning of the year				1,093.5
Derivative financial instrument recognised					1,296.6
Balance at end of the year				408.9	1,093.5
Stillwater bridge facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $									$ 2,650,000,000
Loans raised					34,000.3
Loans repaid					33,304.0
Gain on foreign exchange differences					(514.5)
Foreign currency translation					181.8
US$450 million Convertible Bond
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $		$ 66,000,000	$ 450,000,000				$ 384,000,000
Coupon rate (as a percent)			1.875%
Debt term			6 years
Conversion premium			35.00%
Weighted average share price | $			$ 1.2281
Initial conversion price | $ / shares			$ 1.6580
Accrued interest and unwinding of amortised cost				185.8	50.7
Balance at beginning of period				4,357.1
Loans repaid		$ 50,000,000		745.2
Interest charge				105.9	29.8
Unwinding of amortised cost				185.8	50.7
Gain on derecognition of borrowings				(50.9)
Gain on foreign exchange differences				43.8	(87.2)
Balance at end of period				4,496.6	4,357.1
Balance at beginning of the year				1,093.5
Gain on financial instruments					(115.9)			R (678.1)
Gain on derecognition of financial instruments				50.3
Balance at end of the year				408.9	1,093.5
US$450 million Convertible Bond | AMORTIZED COST
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period				4,357.1
Loans raised					4,634.5
Accrued interest paid				(111.7)
Gain on foreign exchange differences				755.6	(357.9)
Balance at end of period				R 4,496.6	R 4,357.1